Expected credit loss measurement - ECL selection of key macro-economic variables (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.70%	1.90%
Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.50%	1.00%
Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.30%	1.50%
Baseline ECL scenario | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.70%	1.80%
Baseline ECL scenario | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.40%	1.30%
Baseline ECL scenario | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.30%	0.80%
Baseline ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.50%
Baseline ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.50%
Baseline ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.80%
Baseline ECL scenario | Within 1 year | Unemployment rate (change, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(3.50%)	(0.40%)
Baseline ECL scenario | Within 1 year | Unemployment rate (change, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.40%	(0.10%)
Baseline ECL scenario | Within 1 year | Unemployment rate (change, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.40%	0.10%
Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.22%	0.002%
Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.04%	0.084%
Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.13%	0.095%
Baseline ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(2.90%)	3.50%
Baseline ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.80%	0.50%
Baseline ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.80%)	1.40%
Baseline ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.40%	0.10%
Baseline ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.50%	4.00%
Baseline ECL scenario | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.10%	1.20%
Baseline ECL scenario | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.10%	6.40%
Baseline ECL scenario | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.90%	2.80%
Baseline ECL scenario | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.00%	4.80%
Baseline ECL scenario | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.50%	6.20%
Baseline ECL scenario | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.90%	4.30%
Baseline ECL scenario | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.90%	2.70%
Baseline ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.50%
Baseline ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.00%
Baseline ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.20%
Baseline ECL scenario | cumulative 3-year | Unemployment rate (change, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(4.50%)	(0.50%)
Baseline ECL scenario | cumulative 3-year | Unemployment rate (change, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.20%)	(0.20%)
Baseline ECL scenario | cumulative 3-year | Unemployment rate (change, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.20%)	0.30%
Baseline ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.46%	0.101%
Baseline ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.21%	0.282%
Baseline ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.31%	0.30%
Baseline ECL scenario | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.70%)	9.50%
Baseline ECL scenario | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	13.50%	4.40%
Baseline ECL scenario | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.80%	5.30%
Baseline ECL scenario | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.10%	2.30%
Baseline ECL scenario | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.20%	16.70%
Baseline ECL scenario | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.20%	2.20%
Severe downside ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(5.90%)	(6.40%)
Severe downside ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(8.70%)	(9.10%)
Severe downside ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(6.60%)	(7.00%)
Severe downside ECL scenario | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.20%)	(1.20%)
Severe downside ECL scenario | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.30%)	(1.30%)
Severe downside ECL scenario | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.80%)	(1.80%)
Severe downside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	12.10%
Severe downside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	14.10%
Severe downside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.10%
Severe downside ECL scenario | Within 1 year | Unemployment rate (change, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.10%	5.70%
Severe downside ECL scenario | Within 1 year | Unemployment rate (change, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.00%	5.60%
Severe downside ECL scenario | Within 1 year | Unemployment rate (change, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.60%	2.60%
Severe downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.50%)	(1.00%)
Severe downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.35%)	(0.30%)
Severe downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.70%)	(0.70%)
Severe downside ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(50.20%)	(53.00%)
Severe downside ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(57.60%)	(60.00%)
Severe downside ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(53.60%)	(56.20%)
Severe downside ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(17.00%)	(15.20%)
Severe downside ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(15.30%)	(13.30%)
Severe downside ECL scenario | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(22.90%)	(23.00%)
Severe downside ECL scenario | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(3.80%)	(4.30%)
Severe downside ECL scenario | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(10.30%)	(10.80%)
Severe downside ECL scenario | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(5.70%)	(6.20%)
Severe downside ECL scenario | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.40%	0.40%
Severe downside ECL scenario | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.70%)	(1.70%)
Severe downside ECL scenario | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.60%)	(1.60%)
Severe downside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.90%
Severe downside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	16.40%
Severe downside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.80%
Severe downside ECL scenario | cumulative 3-year | Unemployment rate (change, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.90%	5.60%
Severe downside ECL scenario | cumulative 3-year | Unemployment rate (change, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.20%	7.90%
Severe downside ECL scenario | cumulative 3-year | Unemployment rate (change, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.40%	3.60%
Severe downside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.15%)	(0.75%)
Severe downside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.25%)	(0.20%)
Severe downside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.35%)	(0.35%)
Severe downside ECL scenario | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(40.10%)	(42.90%)
Severe downside ECL scenario | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(50.40%)	(52.90%)
Severe downside ECL scenario | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(44.20%)	(46.80%)
Severe downside ECL scenario | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(30.00%)	(27.00%)
Severe downside ECL scenario | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(28.70%)	(23.40%)
Severe downside ECL scenario | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(35.40%)	(33.20%)
UBS AG | Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.70%	1.90%
UBS AG | Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.50%	1.00%
UBS AG | Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.30%	1.50%
UBS AG | Baseline ECL scenario | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.70%	1.80%
UBS AG | Baseline ECL scenario | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.40%	1.30%
UBS AG | Baseline ECL scenario | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.30%	0.80%
UBS AG | Baseline ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.50%
UBS AG | Baseline ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.50%
UBS AG | Baseline ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.80%
UBS AG | Baseline ECL scenario | Within 1 year | Unemployment rate (change, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(3.50%)	(0.40%)
UBS AG | Baseline ECL scenario | Within 1 year | Unemployment rate (change, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.40%	(0.10%)
UBS AG | Baseline ECL scenario | Within 1 year | Unemployment rate (change, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.40%	0.10%
UBS AG | Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.22%	0.002%
UBS AG | Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.04%	0.084%
UBS AG | Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.13%	0.095%
UBS AG | Baseline ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(2.90%)	3.50%
UBS AG | Baseline ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.80%	0.50%
UBS AG | Baseline ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.80%)	1.40%
UBS AG | Baseline ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.40%	0.10%
UBS AG | Baseline ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.50%	4.00%
UBS AG | Baseline ECL scenario | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.10%	1.20%
UBS AG | Baseline ECL scenario | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.10%	6.40%
UBS AG | Baseline ECL scenario | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.90%	2.80%
UBS AG | Baseline ECL scenario | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.00%	4.80%
UBS AG | Baseline ECL scenario | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.50%	6.20%
UBS AG | Baseline ECL scenario | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.90%	4.30%
UBS AG | Baseline ECL scenario | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.90%	2.70%
UBS AG | Baseline ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.50%
UBS AG | Baseline ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.00%
UBS AG | Baseline ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.20%
UBS AG | Baseline ECL scenario | cumulative 3-year | Unemployment rate (change, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(4.50%)	(0.50%)
UBS AG | Baseline ECL scenario | cumulative 3-year | Unemployment rate (change, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.20%)	(0.20%)
UBS AG | Baseline ECL scenario | cumulative 3-year | Unemployment rate (change, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.20%)	0.30%
UBS AG | Baseline ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.46%	0.101%
UBS AG | Baseline ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.21%	0.282%
UBS AG | Baseline ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.31%	0.30%
UBS AG | Baseline ECL scenario | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.70%)	9.50%
UBS AG | Baseline ECL scenario | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	13.50%	4.40%
UBS AG | Baseline ECL scenario | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.80%	5.30%
UBS AG | Baseline ECL scenario | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.10%	2.30%
UBS AG | Baseline ECL scenario | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.20%	16.70%
UBS AG | Baseline ECL scenario | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.20%	2.20%
UBS AG | Severe downside ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(5.90%)	(6.40%)
UBS AG | Severe downside ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(8.70%)	(9.10%)
UBS AG | Severe downside ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(6.60%)	(7.00%)
UBS AG | Severe downside ECL scenario | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.20%)	(1.20%)
UBS AG | Severe downside ECL scenario | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.30%)	(1.30%)
UBS AG | Severe downside ECL scenario | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.80%)	(1.80%)
UBS AG | Severe downside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	12.10%
UBS AG | Severe downside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	14.10%
UBS AG | Severe downside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.10%
UBS AG | Severe downside ECL scenario | Within 1 year | Unemployment rate (change, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.10%	5.70%
UBS AG | Severe downside ECL scenario | Within 1 year | Unemployment rate (change, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.00%	5.60%
UBS AG | Severe downside ECL scenario | Within 1 year | Unemployment rate (change, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.60%	2.60%
UBS AG | Severe downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.50%)	(1.00%)
UBS AG | Severe downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.35%)	(0.30%)
UBS AG | Severe downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.70%)	(0.70%)
UBS AG | Severe downside ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(50.20%)	(53.00%)
UBS AG | Severe downside ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(57.60%)	(60.00%)
UBS AG | Severe downside ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(53.60%)	(56.20%)
UBS AG | Severe downside ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(17.00%)	(15.20%)
UBS AG | Severe downside ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(15.30%)	(13.30%)
UBS AG | Severe downside ECL scenario | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(22.90%)	(23.00%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(3.80%)	(4.30%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(10.30%)	(10.80%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(5.70%)	(6.20%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.40%	0.40%
UBS AG | Severe downside ECL scenario | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.70%)	(1.70%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.60%)	(1.60%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.90%
UBS AG | Severe downside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	16.40%
UBS AG | Severe downside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.80%
UBS AG | Severe downside ECL scenario | cumulative 3-year | Unemployment rate (change, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.90%	5.60%
UBS AG | Severe downside ECL scenario | cumulative 3-year | Unemployment rate (change, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.20%	7.90%
UBS AG | Severe downside ECL scenario | cumulative 3-year | Unemployment rate (change, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.40%	3.60%
UBS AG | Severe downside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.15%)	(0.75%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.25%)	(0.20%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.35%)	(0.35%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(40.10%)	(42.90%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(50.40%)	(52.90%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(44.20%)	(46.80%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(30.00%)	(27.00%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(28.70%)	(23.40%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(35.40%)	(33.20%)